Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Compensation and benefits	$ 32.2	$ 34.8
Accruals and reserves	47.8	12.0
Tax credit carryovers	1.9	19.2
Tax loss carryovers	21.7	144.9
Other	23.5	26.6
Total gross deferred tax assets	127.1	237.5
Valuation allowances	(21.4)	(127.7)
Total deferred tax assets	105.7	109.8
Deferred tax liabilities:
Intangibles	(130.8)	(165.2)
Property and equipment	(50.8)	(43.1)
Other	(2.7)	(7.4)
Total deferred tax liabilities	(184.3)	(215.7)
Deferred tax liabilities - net	$ (78.6)	$ (105.9)